Shareholder Report, Average Annual Return (Details) 1014070_Putnam Emerging Markets Ex-China ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	35 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam Emerging Markets Ex-China ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Emerging Markets Ex-China ETF (NAV)
Average Annual Return, Percent	61.18%	31.37%
MSCI All Country World ex-U.S. Index-NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.20%	17.77%
MSCI Emerging Markets ex-China Index-NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index-NR
Average Annual Return, Percent	61.21%	25.40%